Annual Fund Operating Expenses - SIT U S GOVERNMENT SECURITIES FUND INC	Mar. 31, 2025
Sit U.S. Government Securities Fund - Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Expenses (as a percentage of Assets)	0.80%
Sit U.S. Government Securities Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Expenses (as a percentage of Assets)	0.55%